Tangible Fixed Assets and Vessels Under Construction (Details) $ in Thousands						3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($) m³	Jun. 27, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 28, 2022 USD ($)	Feb. 02, 2022 USD ($) m³	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, plant and equipment
Impairment loss						$ (28,027)	$ (56,911)
Vessels pledged as collateral	$ 4,567,244					4,567,244	4,567,244	$ 4,972,283
Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period							5,002,829
Balance, at the end of the period	4,600,855					4,600,855	4,600,855
Vessels
Property, plant and equipment
Balance, at the beginning of the period							4,972,283
Balance, at the end of the period	4,567,244					4,567,244	4,567,244
Methane Shirley Elisabeth
Property, plant and equipment
Transfer under Vessels held for sale		$ (67,339)
Non-cash impairment loss		$ 14,664
Second vessel
Property, plant and equipment
Transfer under Vessels held for sale							(74,123)
Non-cash impairment loss							13,363
Gaslog Chelsea
Property, plant and equipment
Cargo capacity (in cbm) | m³					153,600
Interest costs capitalised	1,198
Non-cash impairment loss			$ 19,350
Gaslog Chelsea | Gastrade
Property, plant and equipment
Agreed sale value of vessel					$ 265,086
Gaslog Skagen
Property, plant and equipment
Disposal				$ (160,116)
Non-cash impairment loss				9,534
Loss arising from sale and leaseback transactions				$ 577
Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period							30,546
Balance, at the end of the period	33,611					33,611	33,611
Vessels under construction
Property, plant and equipment
Balance, at the beginning of the period							22,939
Balance, at the end of the period	$ 136,782					136,782	136,782
Hull No. 2532 | Daewoo
Property, plant and equipment
Cargo capacity (in cbm) | m³	174,000
Hull No. 2533 | Daewoo
Property, plant and equipment
Cargo capacity (in cbm) | m³	174,000
Hull No. 2534 | Daewoo
Property, plant and equipment
Cargo capacity (in cbm) | m³	174,000
Hull No. 2535 | Daewoo
Property, plant and equipment
Cargo capacity (in cbm) | m³	174,000
Cost | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period							6,302,766
Additions							4,844
Disposal							(206,718)
Transfer under Vessels held for sale							(324,034)
Fully amortized fixed assets							(152)
Balance, at the end of the period	$ 5,776,706					5,776,706	5,776,706
Cost | Vessels
Property, plant and equipment
Balance, at the beginning of the period							6,265,547
Additions							1,406
Disposal							(206,718)
Transfer under Vessels held for sale							(324,034)
Balance, at the end of the period	5,736,201					5,736,201	5,736,201
Cost | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period							37,219
Additions							3,438
Fully amortized fixed assets							(152)
Balance, at the end of the period	40,505					40,505	40,505
Cost | Vessels under construction
Property, plant and equipment
Balance, at the beginning of the period							33,916
Additions							113,843
Balance, at the end of the period	147,759					147,759	147,759
Accumulated depreciation and impairment loss | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period							(1,299,937)
Depreciation							(85,890)
Disposal							56,136
Transfer under Vessels held for sale							210,599
Impairment loss							(56,911)
Fully amortized fixed assets							152
Balance, at the end of the period	(1,175,851)					(1,175,851)	(1,175,851)
Accumulated depreciation and impairment loss | Vessels
Property, plant and equipment
Balance, at the beginning of the period							(1,293,264)
Depreciation							(85,517)
Disposal							56,136
Transfer under Vessels held for sale							210,599
Impairment loss							(56,911)
Balance, at the end of the period	(1,168,957)					(1,168,957)	(1,168,957)
Accumulated depreciation and impairment loss | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period							(6,673)
Depreciation							(373)
Fully amortized fixed assets							152
Balance, at the end of the period	(6,894)					(6,894)	(6,894)
Accumulated depreciation and impairment loss | Vessels under construction
Property, plant and equipment
Balance, at the beginning of the period							(10,977)
Balance, at the end of the period	$ (10,977)					$ (10,977)	$ (10,977)